Leases	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Leases [Text Block]

8) Leases

	Year ended
	December 31,	December 31,
	2022	2021
Recognized in the consolidated statements of income (loss) and comprehensive income (loss):
Interest on lease liabilities (note 23)	$84	$59
Variable lease payments not included in the measurement of lease liabilities	$10,897	$7,387
Expenses relating to short-term leases	$730	$4,626

Recognized in the consolidated statements of cash flows:
Total cash outflow for leases	$10,787	$12,151

During the year ended December 31, 2022, the Company entered into an agreement with a new mining contractor. This contract, which began on September 1, 2022 and runs until August 31, 2025, was assessed to contain a lease in accordance with IFRS 16 Leases. The contractual payments are variable in that they are directly linked to operational volumes and distances. Accordingly, these payments were excluded from the measurement of the lease liability and the right-of-use asset, with no resulting lease liability or right-of-use asset. The variable lease payments are recognized in operating costs (note 23) in the consolidated statements of income (loss) and comprehensive income (loss).

At December 31, 2022 and December 31, 2021, the Company had one right-of-use asset and lease liability.

Right-of-use assets

Mine properties, plant and equipment (note 7) includes a leased building recognized as a right-of-use asset.

	Buildings	Total
Cost
Balance at December 31, 2021	$2,723	$2,723
Additions	-	-
Balance at December 31, 2022	$2,723	$2,723
Accumulated Depreciation
Balance at December 31, 2021	$383	$383
Depreciation	511	511
Balance at December 31, 2022	$894	$894
Net Book Value
At December 31, 2021	$2,340	$2,340
At December 31, 2022	$1,829	$1,829

Lease liabilities

	December 31,	December 31,
	2022	2021
Maturity analysis - contractual undiscounted cash flows:
Less than one year	$581	$563
One to five years	1,585	2,165
Total undiscounted lease liabilities	$2,166	$2,728
Lease liabilities included in the consolidated statements of financial position:
Current	$581	$563
Non-current	$1,473	$1,987